Income Taxes - Additional Information (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 117.4	$ 104.0
Deferred Tax Assets Research And Development Credit Carry Forwards	0.4	0.4
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 6.1
Ownership Change Percentage	50.00%
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 7.8	$ 6.2
Effective Income Tax Rate Reconciliation, GILTI, Percent	90.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Property Plant And Equipment First Year Bonus Depreciation Percentage	100.00%